Income Taxes - Schedule of U.S. Statutory Rate and the Company’s Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of U.S. Statutory Rate and the Company’s Effective Tax Rate [Abstract]
U.S. federal rate	21.00%	21.00%
U.S. state rate	6.40%	6.70%
Permanent difference	(1.30%)	(0.10%)
Non-US rate differential	0.10%	0.20%
True ups	(27.30%)	(0.60%)
U.S. valuation allowance	1.10%	(27.20%)
Total provision for income taxes	0.00%	0.00%